Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Emerging Markets Portfolio
March 31, 2025
VIPEM-NPRT1-0525
1.864819.117
Common Stocks - 98.6%
	Shares	Value ($)
BRAZIL - 7.9%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleo Brasileiro SA ADR	1,166,447	16,726,850
Financials - 2.3%
Banks - 2.3%
Itau Unibanco Holding SA	4,690,895	25,820,083
Industrials - 1.1%
Ground Transportation - 1.1%
Localiza Rent a Car SA	2,213,400	13,028,784
Materials - 3.0%
Metals & Mining - 3.0%
Gerdau SA ADR	5,222,960	14,833,206
Vale SA ADR (a)	1,836,100	18,324,279
		33,157,485
TOTAL BRAZIL		88,733,202
CHILE - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Antofagasta PLC	781,000	16,832,775
CHINA - 35.0%
Communication Services - 9.9%
Interactive Media & Services - 9.9%
Tencent Holdings Ltd	1,734,505	110,827,852
Consumer Discretionary - 13.1%
Broadline Retail - 5.8%
Alibaba Group Holding Ltd ADR	289,500	38,280,585
PDD Holdings Inc Class A ADR (b)	223,000	26,392,050
		64,672,635
Diversified Consumer Services - 1.2%
TAL Education Group Class A ADR (b)	1,013,200	13,384,372
Hotels, Restaurants & Leisure - 3.2%
Meituan B Shares (b)(c)(d)	1,376,160	27,691,738
Shangri-La Asia Ltd	13,326,000	7,794,839
		35,486,577
Household Durables - 2.9%
Haier Smart Home Co Ltd A Shares (China)	8,496,097	32,049,948
TOTAL CONSUMER DISCRETIONARY		145,593,532

Financials - 5.2%
Banks - 1.5%
China Construction Bank Corp H Shares	19,435,000	17,222,608
Insurance - 3.7%
China Life Insurance Co Ltd H Shares	14,034,863	27,129,168
PICC Property & Casualty Co Ltd H Shares	7,484,000	13,858,199
		40,987,367
TOTAL FINANCIALS		58,209,975

Health Care - 3.4%
Life Sciences Tools & Services - 1.5%
Wuxi Apptec Co Ltd H Shares (a)(c)(d)	1,921,600	17,160,421
Pharmaceuticals - 1.9%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	6,794,000	21,383,033
TOTAL HEALTH CARE		38,543,454

Industrials - 3.4%
Ground Transportation - 1.1%
Full Truck Alliance Co Ltd ADR	948,800	12,116,176
Machinery - 2.3%
Shenzhen Inovance Technology Co Ltd A Shares (China)	2,755,333	25,896,842
TOTAL INDUSTRIALS		38,013,018

TOTAL CHINA		391,187,831
GREECE - 3.3%
Financials - 3.3%
Banks - 3.3%
Eurobank Ergasias Services and Holdings SA	5,176,600	13,905,687
National Bank of Greece SA	2,251,255	23,003,965

TOTAL GREECE		36,909,652
HUNGARY - 3.2%
Financials - 1.6%
Banks - 1.6%
OTP Bank Nyrt	274,500	18,423,239
Health Care - 1.6%
Pharmaceuticals - 1.6%
Richter Gedeon Nyrt	642,841	17,706,575
TOTAL HUNGARY		36,129,814
INDIA - 7.4%
Financials - 3.6%
Banks - 3.6%
HDFC Bank Ltd/Gandhinagar	1,109,315	23,649,855
ICICI Bank Ltd	1,042,300	16,385,290
		40,035,145
Industrials - 1.3%
Construction & Engineering - 1.3%
Larsen & Toubro Ltd	357,908	14,556,918
Information Technology - 1.5%
IT Services - 1.5%
Tata Consultancy Services Ltd	396,100	16,665,007
Materials - 1.0%
Construction Materials - 1.0%
JK Cement Ltd	212,400	12,216,304
TOTAL INDIA		83,473,374
KOREA (SOUTH) - 9.5%
Consumer Discretionary - 1.2%
Automobile Components - 1.2%
Hyundai Mobis Co Ltd	73,080	12,992,395
Industrials - 1.4%
Aerospace & Defense - 1.4%
Korea Aerospace Industries Ltd	311,220	15,970,632
Information Technology - 6.9%
Technology Hardware, Storage & Peripherals - 6.9%
Samsung Electronics Co Ltd	1,963,520	77,769,683
TOTAL KOREA (SOUTH)		106,732,710
MALAYSIA - 0.9%
Financials - 0.9%
Banks - 0.9%
CIMB Group Holdings Bhd	6,419,100	10,170,566
MEXICO - 6.7%
Consumer Staples - 5.1%
Beverages - 1.6%
Fomento Economico Mexicano SAB de CV ADR	180,800	17,642,464
Consumer Staples Distribution & Retail - 3.5%
Wal-Mart de Mexico SAB de CV Series V	14,219,400	39,160,761
TOTAL CONSUMER STAPLES		56,803,225

Financials - 0.7%
Banks - 0.7%
Grupo Financiero Banorte SAB de CV	1,179,068	8,177,337
Materials - 0.9%
Construction Materials - 0.9%
Cemex SAB de CV ADR	1,721,100	9,655,371
TOTAL MEXICO		74,635,933
PERU - 2.1%
Financials - 2.1%
Banks - 2.1%
Credicorp Ltd	126,000	23,456,160
POLAND - 2.4%
Financials - 2.4%
Banks - 2.4%
Powszechna Kasa Oszczednosci Bank Polski SA	1,410,100	27,379,876
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (b)(e)	437,463	4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (b)(e)	1,813,510	18
TOTAL RUSSIA		22
SOUTH AFRICA - 4.7%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
MTN Group Ltd	2,406,019	16,170,915
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd	2,732,900	10,708,019
Materials - 2.3%
Metals & Mining - 2.3%
Impala Platinum Holdings Ltd (b)	3,687,516	25,324,899
TOTAL SOUTH AFRICA		52,203,833
TAIWAN - 11.7%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Eclat Textile Co Ltd	1,051,000	14,103,091
Industrials - 1.1%
Machinery - 1.1%
Hiwin Technologies Corp	1,771,967	13,037,072
Information Technology - 9.3%
Electronic Equipment, Instruments & Components - 0.8%
Yageo Corp	632,051	9,293,350
Semiconductors & Semiconductor Equipment - 8.5%
MediaTek Inc	376,000	16,178,240
Taiwan Semiconductor Manufacturing Co Ltd	2,801,175	78,755,449
		94,933,689
TOTAL INFORMATION TECHNOLOGY		104,227,039

TOTAL TAIWAN		131,367,202
TURKEY - 0.8%
Industrials - 0.8%
Electrical Equipment - 0.8%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,935,270	8,787,051
UNITED ARAB EMIRATES - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Adnoc Gas PLC	19,455,400	16,949,981
TOTAL COMMON STOCKS (Cost $915,681,826)		1,104,949,982

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	19,498,972	19,502,872
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	29,971,319	29,974,316
TOTAL MONEY MARKET FUNDS (Cost $49,477,188)			49,477,188

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $965,159,014)	1,154,427,170
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(33,510,519)
NET ASSETS - 100.0%	1,120,916,651

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,235,192 or 5.9% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $66,235,192 or 5.9% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,945,511	79,310,333	66,752,972	94,371	-	-	19,502,872	19,498,972	0.0%
Fidelity Securities Lending Cash Central Fund	5,794,050	111,703,951	87,523,685	41,082	-	-	29,974,316	29,971,319	0.1%
Total	12,739,561	191,014,284	154,276,657	135,453	-	-	49,477,188

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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